ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2019
Business Combinations 1 [Abstract]
ACQUISITION OF BUSINESSES
ACQUISITION OF BUSINESSES
When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.

(a)	Acquisitions completed in 2019
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates for significant acquisitions:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total (1)
Cash	$2,024	$7	$3,764	$5,795
Non-cash consideration	15	1	—	16
Total consideration (2)	$2,039	$8	$3,764	$5,811

(US$ MILLIONS)
Cash and cash equivalents	$319	$—	$11	$330
Accounts and other receivable, net	297	2	1,129	1,428
Inventory, net	41	—	1,775	1,816
Assets held for sale	6	—	—	6
Equity accounted investments	9	—	838	847
Property, plant and equipment	3,030	3	3,582	6,615
Intangible assets	535	—	6,420	6,955
Goodwill (5)	1,572	12	1,894	3,478
Deferred income tax assets	136	—	181	317
Financial assets	4,735	—	27	4,762
Other assets	48	—	347	395
Acquisition gain	(4)	—	—	(4)
Accounts payable and other	(2,732)	(1)	(1,998)	(4,731)
Borrowings	(709)	—	—	(709)
Deferred income tax liabilities	(150)	—	(967)	(1,117)
Net assets acquired before non-controlling interests	7,133	16	13,239	20,388
Non-controlling interests (3) (4)	(5,094)	(8)	(9,475)	(14,577)
Net assets acquired	$2,039	$8	$3,764	$5,811
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(1)
The initial fair values of acquired assets, liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period. Specifically, within the industrials segment, the partnership is in ongoing negotiations which could result in a change in fair value estimates related to working capital and goodwill.

(2)	Excludes consideration attributable to non-controlling interests, which represents the interest of others in operating subsidiaries.

(3)	Non-controlling interests recognized on business combination were measured at fair value for business services, industrials and infrastructure services.

(4)
Non-controlling interests recognized on business combination were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for mortgage insurance services in our business services segment.

(5)	Adjustments to purchase price allocations within our business services segment and industrials segment resulted in an increase to goodwill of $98 million and $159 million, respectively.
Business Services
Genworth
On December 12, 2019, together with institutional partners, the partnership acquired Genworth, a Canadian based mortgage insurance company. The partnership’s economic interest prior to syndication to institutional partners was 31% and was acquired for consideration of $854 million. The partnership has a 57% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
On acquisition, a bargain purchase gain of $4 million was recognized. Intangible assets of $243 million were acquired, primarily comprised of the value of insurance contracts in force as at the date of acquisition.
The partnership’s results from operations for the year ended December 31, 2019 includes $10 million of revenue and $9 million of net income attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenue of $207 million and net income of $98 million attributable to the partnership for the year ended December 31, 2019.
Healthscope Limited (“Healthscope”)
On June 6, 2019, together with institutional partners, the partnership acquired Healthscope, an Australian based healthcare provider that operates private hospitals and provides pathology services. The partnership’s economic interest prior to syndication to institutional partners was 28% and was acquired for consideration of $1,156 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of approximately $22 million were recorded as other expense on the consolidated statements of operating results. Goodwill of $1,548 million was acquired, which represents the expected growth the partnership expects to receive from the integration of the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $280 million were acquired, primarily comprised of customer contracts.
The partnership’s results from operations for the year ended December 31, 2019 includes $297 million of revenue and $7 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenue of $453 million and net loss of $23 million attributable to the partnership for the year ended December 31, 2019.
Ouro Verde Locação e Seviços S.A. (“Ouro Verde”)
On July 8, 2019, the partnership, together with institutional partners, acquired Ouro Verde, a Brazilian heavy equipment and light fleet vehicle management company. The partnership’s economic interest prior to syndication to institutional partners was 38% and was acquired for total consideration of $16 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Others
On August 20, 2019, the partnership, through its road fuel storage and distribution business, completed an acquisition for consideration of $12 million, acquiring the remaining ownership interests in a terminal storage operator in which it previously had an equity interest. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Industrials
Clarios
On April 30, 2019, together with institutional partners, the partnership acquired Clarios (formerly known as the “Power Solutions Business of Johnson Controls International plc”), a global producer and distributor of automotive batteries. The partnership’s economic interest prior to syndication to institutional partners was 29% and was acquired for consideration of $3,764 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of approximately $44 million were recorded as other expense on the consolidated statements of operating results. Goodwill of $1,895 million was acquired, which is largely reflective of the potential to innovate and grow the business. $20 million of the goodwill recognized is deductible for income tax purposes. Intangible assets of $6,420 million were acquired, primarily comprised of customer relationships, patented technology, and trademarks.
The partnership’s results from operations for the year ended December 31, 2019 includes $1,668 million of revenue and $89 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenue of $2,414 million and net loss of $21 million attributable to the partnership for the year ended December 31, 2019.
(b)    Acquisitions completed in 2018
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business services (1)	Infrastructure services (2)	Industrials	Total
Cash	$25	1,764	$45	$1,834
Non-cash consideration	—	275	—	275
Total consideration (3)	$25	$2,039	$45	$2,109

(US$ MILLIONS)
Cash and cash equivalents	$36	592	$30	$658
Accounts receivable and other, net	11	786	75	872
Inventory, net	2	626	58	686
Equity accounted investments	—	328	1	329
Property, plant and equipment	56	4,631	187	4,874
Intangible assets	28	2,544	231	2,803
Goodwill	36	721	180	937
Deferred income tax assets	—	11	27	38
Financial assets	—	410	2	412
Other assets	—	1,234	—	1,234
Accounts payable and other	(28)	(3,290)	(199)	(3,517)
Borrowings	(50)	(3,352)	(266)	(3,668)
Deferred income tax liabilities	(2)	(82)	(72)	(156)
Net assets acquired before non-controlling interests	89	5,159	254	5,502
Non-controlling interests (4) (5)	(64)	(3,120)	(209)	(3,393)
Net assets acquired	$25	$2,039	$45	$2,109
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(1)	Adjustments to a purchase price allocation within our business services segment resulted in a $5 million increase to goodwill.

(2)
Adjustments to a purchase price allocation within our infrastructure services segment resulted in a decrease in accounts receivable and other of $50 million, a decrease in property, plant and equipment of $38 million, a decrease in intangible assets of $139 million, a decrease in goodwill of $39 million, an increase of financial assets of $93 million, an increase in other assets of $208 million, a decrease in accounts payable and other of $141 million, and a decrease in deferred income tax liabilities of $1 million.

(3)	Excludes consideration attributable to non-controlling interests, which represents the interest of others in operating subsidiaries.

(4)	Non-controlling interests recognized on business combination were measured at fair value for business services and infrastructure services.

(5)	Non-controlling interests recognized on business combination were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for industrials.

Business Services
In 2018, the partnership, together with institutional investors, acquired Imagine Communications Group Limited and completed tuck-in acquisitions through its investments in its facilities management business and fuel marketing business for total consideration of $25 million attributable to the partnership. On acquisition, the partnership’s voting interest in each of these acquisitions was greater than 50% and gave the partnership control over the business. Accordingly, the partnership consolidates these businesses for financial reporting purposes.
Infrastructure Services
Westinghouse Electric Company (“Westinghouse”)
On August 1, 2018, the partnership, together with institutional investors, acquired a 100% interest in Westinghouse, a leading global provider of infrastructure services to the power generation industry. The partnership’s economic interest of 44% was acquired for consideration of $1,686 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of approximately $55 million were expensed at the acquisition date and recorded as other expenses on the consolidated statements of operating results. Goodwill of $174 million was acquired, which represents the expected growth the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes. Intangible assets of $2,544 million were acquired, primarily comprised of developed technology and the Westinghouse trade name.
The partnership’s results from operations for the year ended December 31, 2018 included $743 million of revenue and $37 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2018, the partnership would have recorded revenue of $1,715 million for the year ended December 31, 2018 and net loss of $105 million attributable to the partnership for the year ended December 31, 2018.
Teekay Offshore Partners L.P. (“Teekay Offshore”)
Prior to July 3, 2018, the partnership, together with institutional investors, had a 60% economic interest in Teekay Offshore and a 49% voting interest in Teekay Offshore’s General Partner (“Teekay Offshore GP”). The 60% economic interest in Teekay Offshore was accounted for using the equity method. On July 3, 2018, the partnership, together with institutional investors, exercised its general partner option to acquire an additional 2% voting interest in Teekay Offshore GP, in exchange for one million of warrants and began consolidating the business. On acquisition, the partnership, together with institutional investors, had a 60% economic interest in Teekay Offshore and a 51% voting interest in Teekay Offshore GP, which provided the partnership with control over the business. Accordingly, the partnership has consolidated this business for financial statement purposes. Total consideration for the acquisition was $275 million attributable to the partnership.
Goodwill of $547 million was acquired, which represents benefits the partnership expects to receive from the integration of the operations. Goodwill recognized is not deductible for income tax purposes.
The partnership’s results from operations for the year ended December 31, 2018 included revenues of $181 million and approximately $46 million of net income attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2018, the partnership would have recorded revenue of $334 million for the year ended December 31, 2018 and net income of $54 million attributable to the partnership for the year ended December 31, 2018.
The following table provides details of the business combination achieved in stages on a gross basis:

(US$ MILLIONS)	December 31, 2018
Fair value of investment immediately before acquiring control	$651
Less: carrying value of investment immediately before acquisition	447
Add: amounts recognized in OCI (1)	2
Remeasurement gain	$206
Gain on extinguishment (2)	44
Gain (loss) on acquisitions/dispositions, net	$250
Total gain on acquisition attributable to non-controlling interests	$135
Total gain on acquisition attributable to the partnership	$115
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(1)	Included in carrying value of the investment immediately before acquisition.

(2)	The partnership recognized a total gain on extinguishment of $44 million at the subsidiary level ($18 million on debt and $26 million on warrants).
Industrials
Schoeller Allibert Group B.V. (“Schoeller Allibert”)
On May 15, 2018, the partnership, together with institutional investors, acquired a 70% interest in Schoeller Allibert, one of Europe’s leading manufacturers of returnable plastic packaging systems. The partnership’s economic interest of 14% was acquired for consideration of $45 million. The partnership has a 52% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.